Other Liabilities, Provisions, Contingencies and Commitments - Nature and Amount of Loss Contingencies (Detail) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2015
Disclosure of financial liabilities [line items]
Provisions	$ 12,855	$ 16,428
Indirect taxes [Member]
Disclosure of financial liabilities [line items]
Provisions	6,836	11,065	$ 1,725	$ 2,271
Labor [Member]
Disclosure of financial liabilities [line items]
Provisions	2,723	2,578	1,372	1,587
Legal [Member]
Disclosure of financial liabilities [line items]
Provisions	$ 3,296	$ 2,785	$ 318	$ 427